Equity Awards and Instruments - Summary of the intrinsic value of options outstanding and exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intrinsic value of options outstanding and exercisable
Total pre-tax expense	$ 23,617	$ 6,046
Stock Option
Intrinsic value of options outstanding and exercisable
Number of Options, Outstanding			18,691,667
Number of Options, Exercisable			7,573,830
Weighted Average Exercise Price, Outstanding			$ 5.97
Weighted Average Exercise Price, Exercisable			$ 5.05
Aggregate Intrinsic Value, Outstanding			$ 91,028
Aggregate Intrinsic Value, Exercisable			$ 43,852
Weighted Remaining Contractual Life (in years), Outstanding			2 years 7 months 6 days
Weighted Remaining Contractual Life (in years), Exercisable			1 year 7 months 6 days
Total pre-tax expense	5,849	4,795	$ 6,342	$ 4,808
Unrecognized compensation cost related to unvested stock options	$ 7,825		$ 11,911
Weighted average period related to unvested stock options (in years)	1 year 10 months 24 days		2 years 7 months 6 days
Total intrinsic value of stock options exercised	$ 58,502	21,555	$ 22,914	18,291
Restricted stock expense
Intrinsic value of options outstanding and exercisable
Total pre-tax expense	$ 2,104	$ 1,251	$ 1,749	$ 3,074